Submission	Nov. 21, 2024
Submission [Line Items]
Central Index Key	0000313807
Registrant Name	BP PLC
Registration File Number	333-277842
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES